Guggenheim Investment Grade CLO ETF Expense Example - Guggenheim Investment Grade CLO ETF - ETF	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113